Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Schedule of future minimum rental payments

Based on the current rental lease agreements, future minimum rental payments required as of December 31, 2017 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Operating lease commitments	$46,052	$14,655	$22,079	$9,318	$—

Schedule of purchase commitments

Purchase commitments as of December 31, 2017 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Purchase commitments	$497,797	$463,947	$33,678	$172	$—
Capital commitments	$12,237	$12,128	$109	$—	$—

Schedule of other commitments

Other commitments as of December 31, 2017  were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
2018 Notes	$154,623	$154,623	$—	$—	$—
2022 Notes	956,750	13,219	22,500	921,031	—
Short-term bank loans	91,079	91,079	—	—	—
Equity investments	63,404	63,404	—	—	—

Total other commitments	$1,265,856	$322,325	$22,500	$921,031	$—